Stockholders' equity - Treasury stock activity (Details) - USD ($) $ in Millions		1 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2016	Jul. 31, 2017	Apr. 30, 2017	Jul. 31, 2016	Apr. 30, 2016	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Treasury stock activity
Value of shares repurchased								$ 249	$ 251	$ 1,280
Open market stock repurchases
Treasury stock activity
Shares repurchased						10,000,000	10,000,000
Value of shares repurchased						$ 249	$ 251
Share repurchase program ending no later than September 2016
Treasury stock activity
Value of shares repurchased	$ 3,000									$ 1,280
Treasury shares held for cancellation under the buyback program	146,600,000									60,400,000
Treasury shares repurchase to supports its employee share programs	24,700,000									4,900,000
Value of shares repurchased to support employee share programs	$ 500
Cancellation of treasury shares (in shares)			46,595,000		100,000,000
Share repurchase program ending no later than September 2016 | Maximum
Treasury stock activity
Authorized amount of share buyback program	$ 4,000
Capital stock and additional paid-in capital | Share repurchase program ending no later than September 2016
Treasury stock activity
Value of shares cancelled under the buyback program		$ 953		$ 2,047